AB Active ETFs, Inc.

AB Corporate Bond ETF

Portfolio of Investments

August 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 96.4%
Industrial – 58.1%
Basic – 1.9%
FMC Corp. 8.00%, 06/01/2031(a)	$124	$128,640
Nutrien Ltd. 4.90%, 03/27/2028	127	127,288
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	123	128,932
Steel Dynamics, Inc. 4.00%, 12/15/2028	131	128,780

		513,640

Capital Goods – 2.7%
3M Co. 3.375%, 03/01/2029	133	128,769
CRH America Finance, Inc. 5.00%, 02/09/2036	132	126,303
General Dynamics Corp. 3.625%, 04/01/2030	133	127,682
HEICO Corp. 4.95%, 08/01/2031	26	25,824
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 09/15/2030	29	25,592
Parker-Hannifin Corp. 3.25%, 06/14/2029	24	23,047
4.25%, 09/15/2027	129	128,703
Regal Rexnord Corp. 6.05%, 04/15/2028	34	34,584
Trane Technologies Financing Ltd. 3.80%, 03/21/2029	138	134,833

		755,337

Communications - Media – 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 02/15/2028	130	127,425
6.10%, 06/01/2029	126	128,129
6.484%, 10/23/2045	128	113,742
Cox Communications, Inc. 5.45%, 09/01/2034(a)	132	121,431
5.80%, 12/15/2053(a)	73	57,751
5.95%, 09/01/2054(a)	84	67,778
Meta Platforms, Inc. 4.65%, 08/15/2062	141	98,032
5.60%, 05/15/2053	81	67,990
5.625%, 11/15/2055	138	115,235
5.75%, 05/15/2063	36	29,718
5.75%, 11/15/2065	137	112,744
Space Exploration Technologies Corp. 5.35%, 07/15/2031(a)	132	129,030

		1,169,005

Communications - Telecommunications – 1.8%
AT&T, Inc. 3.50%, 09/15/2053	12	7,319
4.55%, 03/09/2049	53	40,103
5.70%, 11/01/2054	27	23,640
6.05%, 08/15/2056	26	23,879
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC 5.70%, 04/15/2036(a)	27	24,447

	Principal Amount (000)	U.S. $ Value

Verizon Communications, Inc. 4.272%, 01/15/2036	$153	$136,895
5.012%, 08/21/2054	149	122,265
6.00%, 11/30/2065	133	122,131

		500,679

Consumer Cyclical - Automotive – 1.2%
American Honda Finance Corp. 5.15%, 07/09/2032	28	27,738
Series G 4.45%, 10/22/2027	25	24,958
4.50%, 09/04/2030	27	26,377
5.05%, 07/10/2031	130	129,004
Cummins, Inc. 5.15%, 02/20/2034	127	126,394

		334,471

Consumer Cyclical - Entertainment – 0.5%
Carnival Corp., Ltd. 5.75%, 03/15/2030(a)	127	127,726

Consumer Cyclical - Other – 0.5%
JH North America Holdings, Inc. 6.125%, 07/31/2032(a)	59	59,552
Owens Corning 5.70%, 06/15/2034	86	87,125

		146,677

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 6.125%, 06/15/2029(a)	127	128,547

Consumer Cyclical - Retailers – 0.6%
7-Eleven, Inc. 1.80%, 02/10/2031(a)	52	44,947
Tapestry, Inc. 5.50%, 03/11/2035	128	125,967

		170,914

Consumer Non-Cyclical – 13.0%
AbbVie, Inc. 5.50%, 03/15/2064	109	99,137
Altria Group, Inc. 3.875%, 09/16/2046	23	16,431
5.375%, 01/31/2044	134	120,494
5.95%, 02/14/2049	108	102,041
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	145	137,332
Anheuser-Busch InBev Worldwide, Inc. 8.20%, 01/15/2039	105	128,331
Archer-Daniels-Midland Co. 3.25%, 03/27/2030	143	135,391
Biogen, Inc. 2.25%, 05/01/2030	141	127,894
Bristol-Myers Squibb Co. 3.55%, 03/15/2042	172	132,041
4.55%, 02/20/2048	33	27,066
5.90%, 11/15/2033	130	135,469
Campbell’s Co. (The) 5.40%, 03/21/2034	131	126,433
Cardinal Health, Inc. 4.50%, 09/15/2030	27	26,486
5.125%, 02/15/2029	51	51,340
5.35%, 11/15/2034	78	77,239

	Principal Amount (000)	U.S. $ Value

Eli Lilly & Co. 4.95%, 02/27/2063	$148	$124,856
5.20%, 08/14/2064	79	69,401
5.60%, 02/12/2065	131	122,838
5.65%, 10/15/2065	26	24,513
Kimberly-Clark Corp. 3.10%, 03/26/2030	84	79,237
Mars, Inc. 5.65%, 05/01/2045(a)	131	125,764
Merck & Co., Inc. 1.45%, 06/24/2030	16	14,152
4.90%, 05/17/2044	7	6,234
5.00%, 05/17/2053	86	74,477
5.15%, 05/17/2063	139	120,275
5.70%, 09/15/2055	132	126,290
5.70%, 12/04/2065	50	47,089
Novartis Capital Corp. 2.20%, 08/14/2030	144	130,618
3.80%, 09/18/2029	28	27,334
4.10%, 11/05/2030	133	129,276
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 05/19/2033	130	126,775
Royalty Pharma PLC 1.75%, 09/02/2027	133	129,505
Smith & Nephew PLC 2.032%, 10/14/2030	145	128,247
Sysco Corp. 5.10%, 09/23/2030	24	23,956
5.95%, 04/01/2030	131	134,288
6.60%, 04/01/2050	133	135,427
Wyeth LLC 6.50%, 02/01/2034	117	125,500
Zoetis, Inc. 2.00%, 05/15/2030	143	128,692

		3,597,869

Energy – 10.4%
Baker Hughes Holdings LLC 5.125%, 09/15/2040	135	125,907
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.65%, 06/15/2033	44	42,352
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	138	125,947
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	119	118,491
Harbour Energy Finance 2 PLC 6.327%, 04/01/2035(a)	125	126,165
Kinder Morgan, Inc. 2.00%, 02/15/2031	147	129,144
MPLX LP 4.00%, 03/15/2028	129	127,528
ONEOK, Inc. 5.70%, 11/01/2054	69	62,776
6.625%, 09/01/2053	96	98,349
Pioneer Natural Resources Co. 1.90%, 08/15/2030	154	137,516
2.15%, 01/15/2031	109	97,099
Plains All American Pipeline LP 5.95%, 06/15/2035	124	125,530
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036	129	127,084
Schlumberger Holdings Corp. 2.65%, 06/26/2030(a)	141	130,082
Shell Finance US, Inc. 4.00%, 05/10/2046	99	76,624
5.50%, 03/25/2040	127	125,108
6.375%, 12/15/2038	118	126,085

	Principal Amount (000)	U.S. $ Value

Targa Resources Corp. 4.90%, 09/15/2030	$49	$48,624
5.40%, 07/30/2036	16	15,564
6.50%, 02/15/2053	124	125,592
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)	138	128,380
TotalEnergies Capital International SA 2.829%, 01/10/2030	138	129,786
Williams Cos., Inc. (The) 2.60%, 03/15/2031	144	129,121
4.625%, 06/30/2030	47	46,280
5.30%, 08/15/2052	98	85,305
5.65%, 03/15/2033	125	126,601
Woodside Finance Ltd. 5.40%, 05/19/2030	127	128,105
6.00%, 05/19/2035	20	20,404

		2,885,549

Other Industrial – 0.5%
LKQ Corp. 5.75%, 06/15/2028	126	127,406

Services – 4.1%
Amazon.com, Inc. 3.25%, 05/12/2061	213	121,602
4.10%, 04/13/2062	175	120,099
4.25%, 08/22/2057	164	118,224
4.875%, 03/13/2036	142	135,029
5.55%, 11/20/2065	62	53,745
5.80%, 03/13/2056	49	45,201
6.05%, 03/13/2076	16	14,756
eBay, Inc. 2.70%, 03/11/2030	147	135,816
4.00%, 07/15/2042	161	124,576
Expedia Group, Inc. 5.40%, 02/15/2035	130	126,874
Quanta Services, Inc. 2.90%, 10/01/2030	148	135,923

		1,131,845

Technology – 14.4%
Advanced Micro Devices, Inc. 4.60%, 08/17/2029	26	25,875
5.00%, 08/17/2031	129	127,905
5.25%, 08/17/2033	26	25,711
Alphabet, Inc. 5.25%, 05/15/2055	106	91,596
5.30%, 05/15/2065	173	145,709
5.70%, 11/15/2075	152	133,459
5.75%, 02/15/2066	70	62,798
Amphenol Corp. 4.40%, 02/15/2033	27	25,829
4.625%, 02/15/2036	27	25,384
Apple, Inc. 2.55%, 08/20/2060	46	23,434
2.85%, 08/05/2061	224	121,787
4.10%, 08/08/2062	170	123,240
4.45%, 05/06/2044	77	65,904
Applied Materials, Inc. 1.75%, 06/01/2030	43	38,408
Broadcom, Inc. 3.419%, 04/15/2033	145	127,188
4.80%, 10/15/2034	135	126,257

	Principal Amount (000)	U.S. $ Value

4.80%, 02/15/2036	$136	$124,824
4.95%, 01/15/2036	45	41,889
5.20%, 07/15/2035	24	22,866
Cisco Systems, Inc. 5.35%, 02/26/2064	139	123,100
Gartner, Inc. 3.625%, 06/15/2029(a)	69	65,191
4.50%, 07/01/2028(a)	131	129,021
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027	129	128,743
Honeywell International, Inc. 2.70%, 08/15/2029	54	51,075
Lam Research Corp. 1.90%, 06/15/2030	145	130,007
4.00%, 03/15/2029	129	126,728
NVIDIA Corp. 3.50%, 04/01/2040	158	124,779
5.55%, 06/15/2046	151	138,991
5.625%, 06/15/2056	151	135,770
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.50%, 05/11/2031	131	116,162
Oracle Corp. 2.30%, 03/25/2028	99	94,743
3.25%, 11/15/2027	101	98,995
3.95%, 03/25/2051	154	93,529
4.45%, 09/26/2030	27	25,558
4.80%, 08/03/2028	24	23,831
4.80%, 09/26/2032	27	24,967
4.90%, 02/06/2033	149	137,137
5.20%, 09/26/2035	19	17,035
5.35%, 05/04/2033	23	21,659
5.50%, 08/03/2035	31	28,430
5.875%, 09/26/2045	27	22,301
5.95%, 09/26/2055	27	21,450
6.00%, 08/03/2055	24	19,304
QUALCOMM, Inc. 6.00%, 05/20/2053	44	42,933
Salesforce, Inc. 1.95%, 07/15/2031	151	130,550
3.05%, 07/15/2061	228	121,426
5.55%, 03/15/2036	7	6,875
6.55%, 03/15/2056	111	108,178
VMware LLC 4.70%, 05/15/2030	118	116,276
Xilinx, Inc. 2.375%, 06/01/2030	85	77,471

		3,982,278

Transportation - Airlines – 1.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	130	129,520
United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 04/15/2029	96	96,481
United Airlines, Inc. 4.625%, 04/15/2029(a)	130	128,075

		354,076

Transportation - Services – 0.5%
ERAC USA Finance LLC 4.90%, 05/01/2033(a)	130	127,252

		16,053,271

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 34.1%
Banking – 22.1%
American Express Co. 4.731%, 04/25/2029	$26	$26,016
4.989%, 05/26/2033	130	127,110
Bank of America Corp. 3.419%, 12/20/2028	84	82,669
Bank of Montreal 4.062%, 09/22/2028	27	26,852
Bank of New York Mellon Corp. (The) 4.706%, 02/01/2034	142	137,538
4.975%, 03/14/2030	12	12,047
5.06%, 07/22/2032	72	71,842
6.317%, 10/25/2029	123	126,781
6.474%, 10/25/2034	12	12,784
Bank of Nova Scotia (The) 4.043%, 09/15/2028	27	26,829
4.404%, 09/08/2028	92	91,762
5.13%, 02/14/2031	137	137,096
Canadian Imperial Bank of Commerce 4.243%, 09/08/2028	128	127,472
4.857%, 03/30/2029	135	135,178
Capital One Financial Corp. 2.359%, 07/29/2032	150	128,938
6.183%, 01/30/2036	126	126,126
7.964%, 11/02/2034	72	81,294
Citigroup, Inc. 2.572%, 06/03/2031	15	13,691
3.52%, 10/27/2028	130	128,320
4.503%, 09/11/2031	26	25,372
5.827%, 02/13/2035	127	126,702
6.02%, 01/24/2036	24	24,161
6.174%, 05/25/2034	123	126,034
Citizens Financial Group, Inc. 5.718%, 07/23/2032	25	25,302
6.645%, 04/25/2035	128	134,702
Goldman Sachs Group, Inc. (The) 3.102%, 02/24/2033	27	24,111
3.814%, 04/23/2029	130	127,936
4.153%, 10/21/2029	27	26,581
4.223%, 05/01/2029	131	129,695
4.369%, 10/21/2031	27	26,115
4.594%, 04/20/2030	26	25,720
4.939%, 10/21/2036	27	25,503
5.049%, 07/23/2030	25	24,992
5.094%, 04/20/2034	26	25,369
5.207%, 01/28/2031	72	72,066
5.218%, 04/23/2031	38	38,035
5.33%, 07/23/2035	25	24,551
5.536%, 01/28/2036	24	23,777
5.727%, 04/25/2030	13	13,216
5.851%, 04/25/2035	18	18,262
6.484%, 10/24/2029	93	95,859
6.75%, 10/01/2037	40	42,226
HSBC Holdings PLC 6.50%, 09/15/2037	124	128,173
Huntington Bancshares, Inc./OH 2.55%, 02/04/2030	159	146,046
JPMorgan Chase & Co. 2.956%, 05/13/2031	136	126,022
5.103%, 04/22/2031	135	135,212
M&T Bank Corp. 5.179%, 07/08/2031	26	25,970

	Principal Amount (000)	U.S. $ Value

Morgan Stanley 2.484%, 09/16/2036	$15	$12,869
5.164%, 04/20/2029	127	127,796
5.173%, 01/16/2030	101	101,459
5.192%, 04/17/2031	26	26,047
5.23%, 01/15/2031	24	24,093
5.297%, 04/20/2037	47	46,057
5.449%, 07/20/2029	116	117,257
5.831%, 04/19/2035	109	110,845
Series G 2.699%, 01/22/2031	76	70,261
3.772%, 01/24/2029	129	127,379
Series I 4.133%, 10/18/2029	16	15,750
4.356%, 10/22/2031	27	26,119
4.892%, 10/22/2036	11	10,401
PNC Financial Services Group, Inc. (The) 4.626%, 06/06/2033	107	102,319
4.831%, 07/19/2030	26	25,909
5.373%, 07/21/2036	27	26,623
5.401%, 07/23/2035	29	28,751
5.463%, 07/21/2037	26	25,591
5.676%, 01/22/2035	116	117,204
6.875%, 10/20/2034	73	79,074
Regions Financial Corp. 5.502%, 09/06/2035	136	133,969
5.722%, 06/06/2030	127	129,140
Royal Bank of Canada 4.40%, 04/17/2030	27	26,632
4.612%, 05/03/2032	27	26,414
Series G 4.965%, 01/24/2029	128	128,413
5.153%, 02/04/2031	24	24,072
State Street Corp. 2.20%, 03/03/2031	99	87,513
3.031%, 11/01/2034	137	128,351
4.164%, 08/04/2033	136	128,750
Synchrony Financial 4.947%, 02/25/2032	130	125,906
US Bancorp 4.839%, 02/01/2034	141	136,704
4.967%, 07/22/2033	130	126,630
5.046%, 02/12/2031	17	16,985
5.85%, 10/21/2033	101	103,559
Wells Fargo & Co. 4.078%, 09/15/2029	27	26,604
Westpac Banking Corp. 6.82%, 11/17/2033	134	143,195

		6,122,696

Brokerage – 0.4%
Blue Owl Finance LLC 6.25%, 04/18/2034	126	123,441

Finance – 6.6%
Apollo Debt Solutions BDC 5.70%, 01/23/2031(a)	140	136,307
6.70%, 07/29/2031	15	15,188
6.90%, 04/13/2029	131	133,870
Ares Capital Corp. 5.10%, 01/15/2031	27	26,032
5.50%, 09/01/2030	26	25,580
5.875%, 03/01/2029	104	104,631
5.95%, 07/15/2029	30	30,219

	Principal Amount (000)	U.S. $ Value

Ares Strategic Income Fund 4.85%, 01/15/2029	$27	$26,495
5.15%, 01/15/2031	27	25,779
5.70%, 03/15/2028	25	25,080
Barings BDC, Inc. 5.20%, 09/15/2028	27	26,672
Barings Private Credit Corp. 6.50%, 08/18/2031(a)	26	25,674
Blackstone Private Credit Fund 5.95%, 07/16/2029	129	128,950
6.00%, 11/22/2034	13	12,376
Blackstone Secured Lending Fund 5.125%, 01/31/2031	27	25,713
Blue Owl Credit Income Corp. 5.80%, 03/15/2030	130	126,765
6.60%, 09/15/2029	87	87,645
6.65%, 03/15/2031	56	56,116
Carlyle Secured Lending, Inc. 5.75%, 02/15/2031	27	25,833
Franklin BSP Capital Corp. 6.00%, 10/02/2030	27	26,317
Goldman Sachs Private Credit Corp. 6.15%, 06/16/2031(a)	27	26,737
Golub Capital Private Credit Fund 5.875%, 05/01/2030	23	22,586
HA Sustainable Infrastructure Capital, Inc. 6.375%, 07/01/2034	126	126,888
6.75%, 07/15/2035	26	26,640
HPS Corporate Lending Fund 4.90%, 09/11/2028	26	25,564
5.45%, 01/14/2028	130	129,871
5.45%, 11/15/2030	26	25,128
5.85%, 06/05/2030	26	25,646
North Haven Private Income Fund LLC 5.125%, 09/25/2028	27	26,315
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030	26	25,757
Oaktree Strategic Credit Fund 6.19%, 07/15/2030	129	128,341
Sixth Street Lending Partners 6.125%, 07/15/2030	128	127,936
6.50%, 03/11/2029	10	10,144

		1,818,795

Financial Services – 0.5%
Equinix Europe 2 Financing Corp. LLC 5.50%, 06/15/2034	129	127,351

Insurance – 2.6%
Athene Global Funding 5.133%, 06/01/2029(a)	26	25,911
Athene Holding Ltd. 6.25%, 04/01/2054	129	115,716
6.625%, 05/19/2055	8	7,513
Jackson National Life Global Funding 4.55%, 09/09/2030(a)	27	26,229
MetLife, Inc. 6.40%, 12/15/2066	136	136,846
Prudential Financial, Inc. 4.50%, 09/15/2047	130	128,552
5.70%, 09/15/2048	127	127,081
SBL Holdings, Inc. 7.20%, 10/30/2034(a)	137	126,247
Western-Southern Global Funding 4.875%, 08/27/2029(a)	28	27,898

		721,993

	Principal Amount (000)	U.S. $ Value

REITs – 1.9%
Alexandria Real Estate Equities, Inc. 2.95%, 03/15/2034	$153	$127,282
CBRE Services, Inc. 5.95%, 08/15/2034	135	137,569
Equinix, Inc. 2.50%, 05/15/2031	146	129,180
VICI Properties LP/VICI Note Co., Inc. 4.625%, 12/01/2029(a)	131	127,878

		521,909

		9,436,185

Utility – 4.2%
Electric – 4.1%
AES Corp. (The) 2.45%, 01/15/2031	148	130,690
Consolidated Edison Co. of New York, Inc. 5.15%, 06/15/2036	26	25,357
5.875%, 06/15/2056	26	24,808
ENEL Finance International NV 6.00%, 10/07/2039(a)	129	128,043
Eversource Energy 5.45%, 03/01/2028	125	126,172
NextEra Energy Capital Holdings, Inc. 5.65%, 05/01/2079	123	122,435
5.90%, 03/15/2055	89	83,574
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)	27	26,516
5.996%, 07/03/2055(a)	132	125,734
Public Service Co. of Colorado 1.875%, 06/15/2031	150	129,761
Southern California Edison Co. 5.30%, 03/01/2028	126	126,751
5.85%, 11/01/2027	70	70,808

		1,120,649

Other Utility – 0.1%
Boston Gas Co. 3.15%, 08/01/2027(a)	38	37,516

		1,158,165

Total Corporates - Investment Grade (cost $27,273,008)		26,647,621

	Shares

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(b) (c) (d) (cost $386,933)	386,933	386,933

Total Investments – 97.8% (cost $27,659,941)(e)		27,034,554
Other assets less liabilities – 2.2%		598,438

Net Assets – 100.0%		$27,632,992

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	78	December 2026	$8,534,906	$(79,469)
U.S. Long Bond (CBT) Futures	29	December 2026	3,150,125	(26,750)
U.S. T-Note 5 Yr (CBT) Futures	231	December 2026	24,417,422	(84,820)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	44	December 2026	9,030,313	19,594
U.S. T-Note 10 Yr (CBT) Futures	234	December 2026	25,191,562	222,406
U.S. Ultra Bond (CBT) Futures	11	December 2026	1,210,344	12,101

				$63,062

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $2,819,988 or 10.2% of net assets.

(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $301,776 and gross unrealized depreciation of investments was $864,101, resulting in net unrealized depreciation of $562,325.

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB Corporate Bond ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$26,647,621	$-0-	$26,647,621
Short-Term Investments	386,933	-0-	-0-	386,933

Total Investments in Securities	386,933	26,647,621	-0-	27,034,554
Other Financial Instruments(a):
Assets:
Futures	254,101	-0-	-0-	254,101
Liabilities:
Futures	(191,039)	-0-	-0-	(191,039)

Total	$449,995	$26,647,621	$-0-	$27,097,616

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$251	$6,607	$6,471	$387	$6